UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395
                                    ---------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

        622 Third Avenue, 32nd Floor, New York, NY                   10017
--------------------------------------------------------------------------------
        (Address of principal executive offices)                   (Zip code)

W. James Hall Iii, General Counsel, 622 Third Avenue, New York, NY   10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: June 30, 2007
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:


                           [THIRD AVENUE LOGO OMITTED]


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO






                               SEMI-ANNUAL REPORT
                               ------------------


                                  JUNE 30, 2007

                           [THIRD AVENUE LOGO OMITTED]


                       THIRD AVENUE VARIABLE SERIES TRUST


                                 PRIVACY POLICY

Third Avenue respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio's affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission at http://www.sec.gov.

                   SCHEDULE OF PORTFOLIO HOLDINGS -- FORM N-Q

Third Avenue Value Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Value Portfolio Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT JUNE 30, 2007
                                   (UNAUDITED)


                                 PRINCIPAL                                                                                  VALUE
                                 AMOUNT($)    ISSUES                                                                       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.16%
Consumer Products - 0.16%         889,398     Home Products International, Inc., 2nd Lien, Convertible, PIK,
                                              6.000%, DUE 03/20/17 (A)                                                  $   889,398
                                                                                                                        -----------

                                              TOTAL CORPORATE BONDS
                                              (Cost $889,398)                                                               889,398
                                                                                                                        -----------

                                   SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.68%
Agriculture Chemicals - 1.76%      50,200     Agrium, Inc. (Canada)                                                       2,196,250
                                  759,937     Saskatchewan Wheat Pool, Inc. (b) (Canada)                                  7,840,139
                                                                                                                        -----------
                                                                                                                         10,036,389
                                                                                                                        -----------

Auto Parts - 0.93%                244,400     Superior Industries International, Inc.                                     5,318,144
                                                                                                                        -----------

Building Products - 1.24%         230,000     Louisiana-Pacific Corp.                                                     4,351,600
                                   55,000     USG Corp. (b)                                                               2,697,200
                                                                                                                        -----------
                                                                                                                          7,048,800
                                                                                                                        -----------

Consumer Products - 4.82%          33,915     Home Products International, Inc. (a) (b)                                      37,646
                                  433,246     JAKKS Pacific, Inc. (b)                                                    12,191,542
                                  167,965     K-Swiss, Inc., Class A                                                      4,758,448
                                  300,500     Leapfrog Enterprises, Inc. (b)                                              3,080,125
                                  398,300     Russ Berrie & CO., Inc. (b)                                                 7,420,329
                                                                                                                        -----------
                                                                                                                         27,488,090
                                                                                                                        -----------

Diversified Media - 0.75%         327,742     Journal Communications, Inc., Class A                                       4,263,923
                                                                                                                        -----------

Electronics Components - 7.52%     28,300     Analogic Corp.                                                              2,080,333
                                  501,000     AVX Corp.                                                                   8,386,740
                                   42,500     Bel Fuse, Inc., Class A                                                     1,571,650
                                  196,600     Bel Fuse, Inc., Class B                                                     6,690,298
                                  153,300     Electronics for Imaging, Inc. (b)                                           4,326,126
                                  192,500     Herley Industries, Inc. (b)                                                 3,151,225
                                  100,022     Hutchinson Technology, Inc. (b)                                             1,881,414
                                   50,000     Ingram Micro, Inc., Class A (b)                                             1,085,500
                                  172,700     Technitrol, Inc.                                                            4,951,309
                                  555,000     Vishay Intertechnology, Inc. (b)                                            8,780,100
                                                                                                                        -----------
                                                                                                                         42,904,695
                                                                                                                        -----------

Energy/Services - 1.11%           214,200     Willbros Group, Inc. (b) (Panama)                                           6,357,456
                                                                                                                        -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2007
                                   (UNAUDITED)


                                                                                                                            VALUE
                                   SHARES     ISSUES                                                                       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL INSURANCE - 0.28%        25,300     MBIA, INC.                                                                $ 1,574,166
                                                                                                                        -----------

Financial Services - 0.69%         30,000     CIT Group, Inc.                                                             1,644,900
                                  123,250     MVC Capital, Inc.                                                           2,318,333
                                                                                                                        -----------
                                                                                                                          3,963,233
                                                                                                                        -----------

Food Products - 3.11%             400,400     Industrias Bachoco, S.A.B de CV, ADR (Mexico)                              13,004,992
                                  104,627     Sanderson Farms, Inc.                                                       4,710,308
                                                                                                                        -----------
                                                                                                                         17,715,300
                                                                                                                        -----------

Forest Products & Paper - 3.24%   669,700     Canfor Corp. (b) (Canada)                                                   8,468,302
                                  210,802     Canfor Pulp Income Fund (Canada)                                            3,055,417
                                1,037,818     Catalyst Paper Corp. (a) (b) (c) (Canada)                                   3,236,648
                                  272,580     Glatfelter                                                                  3,704,362
                                                                                                                        -----------
                                                                                                                         18,464,729
                                                                                                                        -----------

Healthcare Services - 0.83%       284,000     Cross Country Healthcare, Inc. (b)                                          4,737,120
                                                                                                                        -----------

Holding Companies - 13.40%      1,139,737     Brookfield Asset Management, Inc., Class A (Canada)                        45,475,506
                                  380,000     Guoco Group, Ltd. (Hong Kong) +                                             5,331,236
                                  690,000     Hutchison Whampoa, Ltd. (Hong Kong)                                         6,852,172
                                  430,000     Investor AB, Class A (Sweden)                                              10,971,312
                                  127,500     Leucadia National Corp.                                                     4,494,375
                                  834,000     Wharf (Holdings), Ltd. (The) (Hong Kong)                                    3,333,141
                                                                                                                        -----------
                                                                                                                         76,457,742
                                                                                                                        -----------

Home Furnishings - 0.78%          268,053     Haverty Furniture Cos., Inc.                                                3,128,178
                                   63,149     Stanley Furniture Co., Inc.                                                 1,297,080
                                                                                                                        -----------
                                                                                                                          4,425,258
                                                                                                                        -----------

Industrial Equipment - 5.91%      136,450     Alamo Group, Inc.                                                           3,438,540
                                  363,021     A.S.V., Inc. (b)                                                            6,273,003
                                  375,000     Toyota Industries Corp. (Japan)                                            17,451,777
                                  150,000     Trinity Industries, Inc.                                                    6,531,000
                                                                                                                        -----------
                                                                                                                         33,694,320
                                                                                                                        -----------

Insurance & Reinsurance - 4.73%   128,100     Arch Capital Group, Ltd. (b) (Bermuda)                                      9,292,374
                                1,040,000     BRIT Insurance Holdings PLC (United Kingdom)                                7,189,445
                                  126,000     Castlepoint Holdings, Ltd. (Bermuda)                                        1,850,940
                                  150,000     Greenlight Capital Re, Ltd., Class A (b) (Cayman Islands)                   3,379,500
                                   97,278     Radian Group, Inc.                                                          5,253,012
                                                                                                                        -----------
                                                                                                                         26,965,271
                                                                                                                        -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2007
                                   (UNAUDITED)


                                                                                                                            VALUE
                                   SHARES     ISSUES                                                                       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

LIFE INSURANCE - 1.42%            538,500     PHOENIX COS., INC. (THE)                                                  $ 8,082,885
                                                                                                                        -----------

Manufactured Housing - 0.66%      390,807     Coachmen Industries, Inc.                                                   3,775,195
                                                                                                                        -----------

Medical Supplies                  170,000     Daiichi Sankyo Co., Ltd. (Japan)                                            4,514,924
                                                                                                                        -----------
& Services - 0.79%
Natural Resources                 105,450     Brookfield Properties Corp.                                                 2,563,490
& Real Estate - 5.47%              42,500     Deltic Timber Corp.                                                         2,329,850
                                  262,100     Forest City Enterprises, Inc., Class A                                     16,113,908
                                  202,200     St. Joe Co. (The)                                                           9,369,948
                                   18,000     Tejon Ranch Co. (b)                                                           795,600
                                                                                                                        -----------
                                                                                                                         31,172,796
                                                                                                                        -----------

Non-Life Insurance - 3.02%        420,250     Millea Holdings, Inc., ADR (Japan)                                         17,247,060
                                                                                                                        -----------

Oil Services - 7.27%              138,607     Bronco Drilling Co., Inc. (b)                                               2,274,541
                                  125,000     Cimarex Energy Co.                                                          4,926,250
                                  247,000     EnCana Corp. (Canada)                                                      15,178,150
                                  240,000     Nabors Industries, Ltd. (b) (Bermuda)                                       8,011,200
                                  112,500     Pogo Producing Co.                                                          5,713,875
                                   50,000     Suncor Energy, Inc. (Canada)                                                4,496,000
                                   21,400     Whiting Petroleum Corp. (b)                                                   867,128
                                                                                                                        -----------
                                                                                                                         41,467,144
                                                                                                                        -----------

Pharmaceutical Services - 1.25%   115,329     PAREXEL International Corp. (b)                                             4,850,738
                                   60,000     Pharmaceutical Product Development, Inc.                                    2,296,200
                                                                                                                        -----------
                                                                                                                          7,146,938
                                                                                                                        -----------

Real Estate                       495,702     Origen Financial, Inc.                                                      3,271,633
Investment Trusts - 3.37%         217,835     ProLogis                                                                   12,394,812
                                   32,600     Vornado Realty Trust                                                        3,580,784
                                                                                                                        -----------
                                                                                                                         19,247,229
                                                                                                                        -----------

Savings & Loans/Thrifts - 4.03%   262,900     Brookline Bancorp, Inc.                                                     3,025,979
                                  305,713     Investors Bancorp, Inc. (b)                                                 4,105,726
                                  158,395     Kearny Financial Corp.                                                      2,135,165
                                  765,900     NewAlliance Bancshares, Inc.                                               11,274,048
                                   83,421     Rockville Financial, Inc.                                                   1,259,657
                                   72,085     Wauwatosa Holdings, Inc. (b)                                                1,192,286
                                                                                                                        -----------
                                                                                                                         22,992,861
                                                                                                                        -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2007
                                   (UNAUDITED)


                                                                                                                            VALUE
                                   SHARES     ISSUES                                                                       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Security Brokers                  183,550     Legg Mason, Inc.                                                         $ 18,057,649
& Asset Management - 4.35%         15,000     Mellon Financial Corp.                                                        660,000
                                  281,385     SWS Group, Inc.                                                             6,083,544
                                                                                                                       ------------
                                                                                                                         24,801,193
                                                                                                                       ------------

Semiconductor                     150,000     Applied Materials, Inc.                                                     2,980,500
Equipment Manufacturers            96,900     Coherent, Inc. (b)                                                          2,956,419
& Related - 1.74%                 191,500     Electro Scientific Industries, Inc. (b)                                     3,983,200
                                                                                                                       ------------
                                                                                                                          9,920,119
                                                                                                                       ------------

Software - 1.15%                  797,750     Borland Software Corp. (b)                                                  4,738,635
                                   70,000     Synopsys, Inc. (b)                                                          1,850,100
                                                                                                                       ------------
                                                                                                                          6,588,735
                                                                                                                       ------------

Steel & Specialty Steel - 1.05%    50,000     POSCO, ADR (South Korea)                                                    6,000,000
                                                                                                                       ------------

Telecommunications - 2.01%        790,395     Sycamore Networks, Inc. (b)                                                 3,177,388
                                  768,100     Tellabs, Inc. (b)                                                           8,264,756
                                                                                                                       ------------
                                                                                                                         11,442,144
                                                                                                                       ------------

                                              TOTAL COMMON STOCKS
                                              (Cost $298,318,433)                                                       505,813,859
                                                                                                                       ------------
                                PRINCIPAL
                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.91%

Repurchase Agreement - 4.79%   27,304,800     Bear Stearns, 4.30%, DATED 6/29/07, DUE 7/2/07 (D)                         27,304,800
                                                                                                                       ------------
U.S. Government                35,000,000     U.S. Treasury Bills, 4.95%-5.07%++, due 7/5/07-7/26/07                     34,934,248
                                                                                                                       ------------
Obligations - 6.12%                           TOTAL SHORT TERM INVESTMENTS
                                              (Cost $62,239,048)                                                         62,239,048
                                                                                                                       ------------
                                              TOTAL INVESTMENT PORTFOLIO - 99.75%
                                              (Cost $361,446,879)                                                       568,942,305
                                                                                                                       ------------
                                              OTHER ASSETS LESS
                                              LIABILITIES - 0.25%                                                         1,420,031
                                                                                                                       ------------
                                              NET ASSETS - 100.00%
                                              (Applicable to 17,627,019 shares outstanding)                            $570,362,336
                                                                                                                       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2007
                                   (UNAUDITED)

 Notes:
 (a) Fair valued securities:


                                                          Carrying Value
               Security                                       Per Unit        Acquisition Date     Acquisition Cost
               --------                                   ---------------     ----------------     ----------------
              Catalyst Paper Corp.                              $3.12           10/23/2006             $3,086,375
              Home Products International, Inc.                  1.11            5/30/2007              3,749,309
              Home Products International, Inc., 2nd Lien,
                Convertible, PIK, 6.000%, due 3/20/17          100.00       3/16/2007 to 4/5/2007         889,398

(b)  Non-income producing security.
(c)  Security is subject to restrictions on resale.
(d) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds, par value $18,850,000, due 4/15/28, value $28,061,355.
+    Incorporated in Bermuda.
++   Annualized yield at date of purchase.
ADR: American Depository Receipt.
PIK: Payment-in-kind.


The aggregate cost is $361,446,879.
The aggregate gross unrealized appreciation is $217,362,851.
The aggregate gross unrealized depreciation is $(9,867,425).
The net unrealized appreciation is $207,495,426.

Country Concentration:
                      % of
                    Net Assets
                    ----------
United States         62.80%
Canada                15.77
Japan                  6.88
Bermuda                3.36
Hong Kong              2.72
Mexico                 2.28
Sweden                 1.92
United Kingdom         1.26
Panama                 1.12
South Korea            1.05
Cayman Islands         0.59
                    -------
Total                 99.75%
                    =======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2007
                                   (UNAUDITED)


 THE SUMMARY OF INVESTMENTS AS OF JUNE 30, 2007 IS AS FOLLOWS:
 (UNAUDITED)

Holding Companies                                               13.4
Electronics Components                                          7.52
Oil Services                                                    7.27
Industrial Equipment                                            5.91
Natural Resources & Real Estate                                 5.47
Consumer Products                                               4.98
Insurance & Reinsurance                                         4.73
Security Brokers & Asset Management                             4.35
Savings & Loans/Thrifts                                         4.03
Real Estate Investment Trusts                                   3.37
Forest Products & Paper                                         3.24
Food Products                                                   3.11
Non-Life Insurance                                              3.02
Telecommunications Equipment                                    2.01
Agriculture Chemicals                                           1.76
Semiconductor Equipment Manufacturers & Related                 1.74
Life Insurance                                                  1.42
Pharmaceutical Services                                         1.25
Building Products                                               1.24
Software                                                        1.15
Energy/Services                                                 1.11
Steel & Specialty Steel                                         1.05
Other                                                           5.71
Cash & Equivalents (Net)                                       11.16




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007
                                   (UNAUDITED)


ASSETS:
Investments at value (cost of $361,446,879) (Note 1)                                  $ 568,942,305
Receivable for securities sold                                                            2,430,838
Dividends and interest receivable                                                           768,280
Receivable for fund shares sold                                                              42,993
Other assets                                                                                  1,289
                                                                                      -------------
      Total assets                                                                      572,185,705
                                                                                      -------------
LIABILITIES:
Payable for fund shares redeemed                                                            742,219
Payable for securities purchased                                                            456,134
Payable to investment adviser                                                               418,853
Accounts payable and accrued expenses                                                       147,966
Payable for other shareholder servicing fees (Note 3)                                        57,242
Payable to Trustees                                                                             955
Commitments (Note 6)                                                                             --
                                                                                      -------------
      Total liabilities                                                                   1,823,369
                                                                                      -------------
      Net assets                                                                      $ 570,362,336
                                                                                      =============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
  17,627,019 shares outstanding                                                       $ 302,686,958
Accumulated distributions in excess of net investment income                             (4,946,986)
Accumulated undistributed net realized gains from investments and
  foreign currency transactions                                                          65,128,449
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities                                207,493,915
                                                                                      -------------
      Net assets applicable to capital shares outstanding                             $ 570,362,336
                                                                                      =============
Net asset value, offering and redemption price per share                                     $32.36
                                                                                             ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME:
      Dividends (net of foreign withholding tax of $132,575)                           $  2,940,898
      Interest                                                                            1,845,369
      Other income                                                                           24,124
                                                                                       ------------
        Total investment income                                                           4,810,391
                                                                                       ------------
EXPENSES:
      Investment advisory fees (Note 3)                                                   2,492,414
      Other shareholder servicing fees (Note 3)                                             451,233
      Accounting Services                                                                    46,356
      Custodian fees                                                                         44,384
      Reports to shareholders                                                                39,944
      Auditing and tax consulting fees                                                       29,934
      Transfer agent fees                                                                    25,849
      Administration fees (Note 3)                                                           15,979
      Trustees' and officers fees and expenses (Note 1)                                      11,343
      Legal fees                                                                              8,630
      Insurance expense                                                                       2,526
      Miscellaneous expenses                                                                  6,692
                                                                                       ------------
        Total operating expenses                                                          3,175,284
                                                                                       ------------
        Net investment income                                                             1,635,107
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN
      CURRENCY TRANSACTIONS:
      Net realized gain on investments                                                   31,621,819
      Net realized loss on written options                                                 (154,175)
      Net realized gain on foreign currency transactions                                     58,264
      Net change in unrealized appreciation on investments                               12,152,218
      Net change in unrealized appreciation on written options                              (33,380)
      Net change in unrealized depreciation on translation of other
        assets and liabilities denominated in foreign currency                               (1,441)
                                                                                       ------------
      Net realized and unrealized gain on investments,
        written options and foreign currency transactions                                43,643,305
                                                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 45,278,412
                                                                                       ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED       FOR THE YEAR
                                                                                   JUNE 30, 2007            ENDED
                                                                                    (UNAUDITED)       DECEMBER 31, 2006
                                                                                   -------------      ------------------
OPERATIONS:
  Net investment income                                                            $   1,635,107         $   3,795,534
  Net realized gain on investments and foreign currency transactions                  31,680,083            34,543,656
  Net realized loss on written options                                                  (154,175)                   --
  Net change in unrealized appreciation on investments                                12,152,218            36,000,390
  Net change in unrealized appreciation (depreciation) on written options                (33,380)              (41,940)
  Net change in unrealized depreciation on translation of other
    assets and liabilities denominated in foreign currency                                (1,441)                  (70)
                                                                                   -------------         -------------
  Net increase in net assets resulting from operations                                45,278,412            74,297,570
                                                                                   -------------         -------------
DISTRIBUTIONS:
  Dividends to shareholders from net investment income                                        --            (6,737,243)
  Distributions to shareholders from net realized gains                                       --           (22,947,774)
                                                                                   -------------         -------------
  Decrease in net assets from distributions                                                   --           (29,685,017)
                                                                                   -------------         -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                        22,161,759            60,726,007
  Net asset value of shares issued in reinvestment of distributions                           --            29,685,017
  Cost of shares redeemed                                                            (37,783,631)          (75,569,392)
                                                                                   -------------         -------------
  Net increase (decrease) in net assets resulting from capital
    share transactions                                                               (15,621,872)           14,841,632
                                                                                   -------------         -------------
  Net increase in net assets                                                          29,656,540            59,454,185
  Net assets at beginning of period                                                  540,705,796           481,251,611
                                                                                   -------------         -------------
  Net assets at end of period (including undistributed net investment
    income of $0 and $0, respectively)                                             $ 570,362,336         $ 540,705,796
                                                                                   =============         =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                    FOR THE
                                                  SIX MONTHS
                                                     ENDED                          YEARS ENDED DECEMBER 31,
                                                 JUNE 30, 2007      ----------------------------------------------------------
                                                  (UNAUDITED)        2006          2005          2004        2003       2002
                                                  ----------       --------      --------      --------    --------   --------
Net asset value, beginning of period                  $29.84         $27.41        $24.73        $20.96      $14.99     $17.13
                                                    --------       --------      --------      --------    --------   --------
Income (loss) from investment operations:
  Net investment income                                 0.08           0.29          0.02          0.07          --+      0.02
  Net gain (loss) on investment transactions
    (both realized and unrealized)                      2.44           3.88          3.55          4.05        6.33      (1.86)
                                                    --------       --------      --------      --------    --------   --------
  Total from investment operations                      2.52           4.17          3.57          4.12        6.33      (1.84)
                                                    --------       --------      --------      --------    --------   --------
Less distributions:
  Dividends from net investment income                    --          (0.40)        (0.34)        (0.12)      (0.03)     (0.03)
  Distributions from realized gains                       --          (1.34)        (0.55)        (0.23)      (0.33)     (0.27)
                                                    --------       --------      --------      --------    --------   --------
  Total distributions                                     --          (1.74)        (0.89)        (0.35)      (0.36)     (0.30)
                                                    --------       --------      --------      --------    --------   --------
Net asset value, end of period                        $32.36         $29.84        $27.41        $24.73      $20.96     $14.99
                                                    ========       ========      ========      ========    ========   ========
Total return                                            8.45%(1)      15.78%        14.63%        19.90%      42.53%    (10.72)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)            $570,362       $540,706      $481,252      $408,061    $314,806   $192,315
                                                    --------       --------      --------      --------    --------   --------
  Ratio of expenses to average net assets
    Before expense reimbursement                        1.15%(2)       1.17%         1.19%        1.21%        1.24%      1.25%
    After expense reimbursement                          N/A            N/A           N/A          N/A         1.30%      1.30%
  Ratio of net income to average net assets
    Before expense reimbursement                        0.59%(2)       0.74%         0.04%        0.31%        0.08%      0.25%
    After expense reimbursement                          N/A            N/A           N/A          N/A         0.02%      0.20%
  Portfolio turnover rate                                  8%(1)          9%           12%          10%          16%        22%



(1) Not Annualized.
(2) Annualized.
 +  Less than $0.01 per share.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2007, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. As of June 30, 2007, such securities had a total fair value of $4,163,692 or 0.73% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                  (UNAUDITED)


securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gain distribution and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

         o  INVESTMENTS AND ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
            CURRENCIES: At the prevailing rates of exchange on the valuation date.

         o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period.
Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax law and regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.


OPTION CONTRACTS:

An option  contract gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

put options are decreased by the premiums paid. Investments in options contracts require the Portfolio to fair value or mark-to-market options contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on investments.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principals generally accepted in the United States of America. The Portfolio's tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's average net assets relative to the total average net assets of Third Avenue Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the six months ended June 30, 2007, the Portfolio paid $2,466. The Trust does pay, together with its affiliate Third

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

Avenue Trust, Trustees who are not affiliated with the Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with the Third Avenue Trust, also pays non-interested Trustees an annual stipend of $50,000. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting, and the audit committee chairman receives an annual retainer of $2,000.

ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No.48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Adviser has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2007 were as follows:


                      PURCHASES                      SALES
                     -----------                  -----------
                     $43,790,852                  $38,815,017

                           [THIRD AVENUE LOGO OMITTED]


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)


Written options transactions during the period are summarized as follows:

                                                   NUMBER OF     PREMIUMS
                                                   CONTRACTS     RECEIVED
             ------------------------------------------------------------
             Options outstanding at
                 December 31, 2006                      90      $ 154,520
             ------------------------------------------------------------
             Options written                            --             --
             Options terminated in
                 closing purchase transactions          --             --
             Options exercised                         (90)      (154,520)
             ------------------------------------------------------------
             Options outstanding at
                 June 30, 2007                          --            $--
             ------------------------------------------------------------

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are reimbursable by the Portfolio, including service fees due to third parties, the compensation expense of the Portfolio's Chief Compliance Officer (described above in Note 1) and other miscellaneous expenses. At June 30, 2007, the Portfolio had amounts payable to the Adviser of $4,775 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the six months ended June 30, 2007.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,396.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board of Trustees, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is included in Service Fees on the accompanying Statement of Operations. For the six months ended June 30, 2007, such Service Fees amounted to $451,233.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman LLC, a registered broker-dealer, and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended June 30, 2007, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $59,063.


5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:


                                                                 FOR THE               FOR THE
                                                             SIX MONTHS ENDED         YEAR ENDED
Increase (decrease) in Portfolio shares:                      JUNE 30, 2007       DECEMBER 31, 2006
                                                             ----------------     -----------------
Shares outstanding at beginning of period                        18,118,647          17,558,387
                                                                 ----------          ----------
  Shares sold                                                       710,956           2,071,047
  Shares reinvested from dividends and distributions                     --           1,085,376
  Shares redeemed                                                (1,202,584)         (2,596,163)
                                                                 ----------          ----------
Net increase (decrease) in Portfolio shares                        (491,628)            560,260
                                                                 ----------          ----------
Shares outstanding at end of period                              17,627,019          18,118,647
                                                                 ==========          ==========

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from, and transactions in, such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio may invest in high yield lower grade debt (commonly known as "junk bonds"). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                           [THIRD AVENUE LOGO OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; and service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2007 and held for the entire reporting period ended June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value.


                                                                EXPENSES PAID
                             BEGINNING          ENDING       DURING THE PERIOD
                           ACCOUNT VALUE     ACCOUNT VALUE   JANUARY 1, 2007 TO     ANNUALIZED
                          JANUARY 1, 2007    JUNE 30, 2007     JUNE 30, 2007*      EXPENSE RATIO
                          ---------------   --------------   ------------------    -------------
     Actual                   $1,000            $1,085              $5.94              1.15%

     Hypothetical             $1,000            $1,019              $5.76              1.15%



* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

                           [THIRD AVENUE LOGO OMITTED]

                 ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT
                                   (UNAUDITED)

At a meeting of the Board of Trustees of the Trust held on June 1, 2006, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) of the Trust or the Adviser (the "Independent Trustees")), approved the renewal of the Portfolio's Investment Advisory Agreement (the "Agreement").

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED
A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

         1. the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

         2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio's advisory fees and expense ratio and in analyzing the Portfolio's performance;

         3. the Portfolio's advisory fee and total expenses versus those of the comparison universe and competitive fund group, indicating that the Portfolio was well within the range of advisory fees and total expense ratios charged by competitive group funds;

         4. performance/expense analyses of the Portfolio and funds in the competitive fund group, showing the Portfolio's superior comparison to the performance/expense ratios of funds in the competitive fund group;

         5. the fees paid by similar funds advised and sub-advised by the Adviser;

         6. information presented in respect of economies of scale, noting the competitive expense ratio, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the trend of declining Portfolio expense ratios since inception;

         7. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

         8. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

                           [THIRD AVENUE LOGO OMITTED]

                                   (UNAUDITED)


B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser and considered the nature, extent and quality of services rendered to the Portfolio, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser; the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

         1. Earlier in the year, the Trustees were presented with a summary of the compliance program under Rule 38a-1.

         2. Earlier in the year, the Trustees met in private session with the Portfolio's Chief Compliance Officer and reviewed the operation of the Portfolio's and the Adviser's compliance programs, which report was updated quarterly or more frequently as needed.

D. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER.

The Trustees reviewed total return information for the Portfolio versus the comparable universe and competitive funds group for one, three and five year periods and compared to the Portfolio's benchmark index for the one, three and five year periods and since inception.

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio's favorable risk-adjusted historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analyses, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio.

The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Portfolio as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540


                           [THIRD AVENUE LOGO OMITTED]


                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                            www.thirdavenuefunds.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THIRD AVENUE VARIABLE SERIES TRUST
----------------------------------

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    August 28, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    August 28, 2007

By:      /s/ Vincent J. Dugan
Name:    Vincent J. Dugan
Title:   Principal Financial Officer
Date:    August 28, 2007